Fair Value of Financial Instruments - Fair Value of financial instruments (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2022		Dec. 31, 2021
Fair Value Of Financial Instruments
Cash and cash equivalents - Book Value		$ 78,541		$ 53,367
Cash and cash equivalents - Fair Value		78,541		53,367
Restricted cash - Book Value		310		10
Restricted cash - Fair Value		310		10
Senior and ship mortgage notes, net - Book Value		(496,608)		(646,538)
Senior and ship mortgage notes, net - Fair Value		(491,976)		(690,400)
Long-term debt, including current portion - Book Value		(59,313)		(58,278)
Long-term debt, including current portion - Fair Value	[1]	(59,385)		(58,376)
Loans payable to affiliate companies, including current portion - Book Value		0		(112,634)
Loans payable to affiliate companies, including current portion - Fair Value		0		(113,509)
Convertible debenture payable to affiliate companies - Book Value		(118,833)		0
Convertible debenture payable to affiliate companies - Fair Value		$ (118,833)	[2]	$ 0

[1]	The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.
[2]	The fair value of the Company’s loans payable to affiliate companies and Convertible Debenture payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.